FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (23)	$ 1
Net changes in fair value of derivatives	(113)	40
Net losses reclassified from accumulated other comprehensive income into income	64	(33)
Accumulated derivative net losses, end of period	(72)	8
Income Tax
Accumulated derivative net losses, beginning of period	1	0
Net changes in fair value of derivatives	20	(2)
Reclassification from AOCI, Current Period, Tax	(10)	5
Accumulated derivative net losses, end of period	11	3
After-Tax Amount
Accumulated derivative net losses, beginning of period	(22)	1
Net changes in fair value of derivatives	(93)	38
Net losses reclassified from accumulated other comprehensive income into income	54	(28)
Accumulated derivative net losses, end of period	$ (61)	$ 11